FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

Century Private Label

Bond Portfolios

Service Shares

Prospectus

January 31, 2005

BlackRock FundsSM is a mutual fund family with 50 investment portfolios, 5 of which are described in this prospectus.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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About BlackRock Funds

This is the BlackRock Bond Portfolios Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on 5 of the BlackRock Bond funds. The Prospectus has been organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to all the funds.

BlackRock, Inc., the parent of BlackRock Advisors, Inc. (BlackRock), the funds’ investment adviser, recently acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research mutual funds (SSR Funds). In connection with the transaction, the SSR Funds were combined with certain BlackRock funds, including the Intermediate Government Bond Portfolio.

BlackRock

Intermediate Government Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Lehman Brothers Intermediate Government Index: An unmanaged index comprised of U.S. Government Securities issues from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers Intermediate Government Index (the benchmark). The fund normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies.

Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. In addition, the fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

If a security falls below the highest rating category, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

A main risk of investing in the fund is interest rate risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below recent historical average rates. This decline may have increased the risk that these rates will rise in the future.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rate as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Service Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Intermediate Government Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31

ANNUAL TOTAL RETURNS*

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Intermediate Govt. Bond
Return Before Taxes	2.35%	4.19%	6.14%	6.30%	04/20/92
Return After Taxes on Distributions	1.24%	2.66%	4.27%	4.20%
Return After Taxes on Distributions and Sale of Shares	1.62%	2.67%	4.11%	4.10%
LB Intermediate Govt. (Reflects no deduction for fees, expenses or taxes)	2.33%	4.70%	6.57%	6.75%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees		.50%
Other expenses		.68%
Service fees	.25%
Other	.43%
Total annual fund operating expenses		1.18%
Fee waivers and expense reimbursements*		.28%
Net expenses*		.90%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service class expenses to .90% (excluding interest expense) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$92	$347	$622	$1,407

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988, and Todd Kopstein, Managing Director of BFM since 2003.

Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

With BlackRock since 1994, Mr. Kopstein is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

Mr. Amero and Mr. Anderson have been members of the team managing the fund since 1995 and Mr. Kopstein since 1998. Mr. Amero has been a portfolio co-manager of the fund since 1995, Mr. Anderson since 1999 and Mr. Kopstein since January 2003.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04 and for the reclassifications noted in the table below) and PricewaterhouseCoopers LLP (for the other fiscal years shown except for the reclassifications noted in the table below). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Company’s audited financial statements, are included in the Company’s 2004 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request.

FINANCIAL HIGHLIGHTS

(For a Service Share Outstanding Throughout Each Period)

Intermediate Government Bond Portfolio

	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.62	$10.81	$10.55	$9.91	$9.89

Income from investment operations
Net investment income[2]	0.35 [1]	0.45 [3]	0.52 [3]	0.58	0.58
Net gain (loss) on investments (both realized and unrealized)[2]	(0.17)	(0.16)[3]	0.25 [3]	0.63	0.01

Total from investment operations	0.18	0.29	0.77	1.21	0.59

Less distributions
Distributions from net investment income	(0.36)	(0.48)	(0.51)	(0.57)	(0.56)
Distributions from net realized gains	– –	– –	– –	– –	(0.01)

Total distributions	(0.36)	(0.48)	(0.51)	(0.57)	(0.57)

Net asset value at end of period	$10.44	$10.62	$10.81	$10.55	$9.91

Total return	1.71%	2.79%	7.56%	12.56%	6.23%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$1,235	$1,447	$2,007	$32,336	$25,325
Ratios of expenses to average net assets
Net expenses	0.86%	0.90%	0.91%	1.56%	1.32%
Net expenses (excluding interest expense)	0.86%	0.90%	0.90%	0.90%	0.90%
Total expenses	1.08%	1.15%	1.12%	1.78%	1.54%
Ratios of net investment income to average net assets
After advisory/administration fee waivers[2]	3.38%	4.22%[3]	5.34%[3]	5.66%[3]	5.86%[3]
Before advisory/administration fee waivers[2]	3.16%	3.97%[3]	5.12%[3]	5.44%[3]	5.65%[3]
Portfolio turnover rate	200%	143%	183%	157%	131%

[1]	Calculated using the average shares outstanding method.
[2]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.
[3]	Amounts reclassified and audited by Deloitte & Touche LLP as part of the audit for the fiscal year ended September 30, 2004. See Note B to the BlackRock Taxable Bond Portfolios Annual Report for the fiscal year ended September 30, 2004, for full explanations of such reclassifications.

BlackRock

Intermediate Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. In addition, the fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

If a security falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying

IMPORTANT DEFINITIONS

Lehman Brothers Intermediate Government/Credit Index: An unmanaged index comprised of U.S. Government securities or an investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rate as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Service Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Intermediate Government/Credit Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31

ANNUAL TOTAL RETURNS*

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Intermediate Bond
Return Before Taxes	2.71%	5.49%	7.07%	6.79%	09/17/93
Return After Taxes on Distributions	1.58%	3.66%	4.89%	4.43%
Return After Taxes on Distributions and Sale of Shares	1.92%	3.67%	4.76%	4.36%
LB Intermediate Govt./Cred. (Reflects no deduction for fees, expenses or taxes)	3.04%	5.69%	7.21%	7.15%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees		.50%
Interest expense[1]		– –
Other expenses		.59%
Service fees	.25%
Other	.34%
Total annual fund operating expenses		1.09%
Fee waivers and expense reimbursements*		.19%
Net expenses*		.90%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service class expenses to .90% (excluding interest expense) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for the Service class of the fund are estimated to be .86% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund periodically engages in certain investment transactions which generate interest expense. For the year ended 9/30/04 the interest expense on the fund for such transactions was less than .01%.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$92	$328	$582	$1,312

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988, and Todd Kopstein, Managing Director of BFM since 2003.

Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

With BlackRock since 1994, Mr. Kopstein is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

Mr. Amero and Mr. Anderson have been members of the team managing the fund since 1995 and Mr. Kopstein since 1998. Mr. Amero has been a portfolio co-manager of the fund since 1995, Mr. Anderson since 1999 and Mr. Kopstein since January 2003.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04 and for the reclassifications noted in the table below) and PricewaterhouseCoopers LLP (for the other fiscal years shown except for the reclassifications noted in the table below). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Company’s audited financial statements, are included in the Company’s 2004 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request.

FINANCIAL HIGHLIGHTS

(For a Service Share Outstanding Throughout Each Period)

Intermediate Bond Portfolio

	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$9.89	$9.81	$9.71	$9.13	$9.10

Income from investment operations
Net investment income[2]	0.31 [1]	0.44 [3]	0.52	0.53	0.55
Net gain (loss) on investments (both realized and unrealized)[2]	(0.10)	0.14 [3]	0.18	0.60	0.02

Total from investment operations	0.21	0.58	0.70	1.13	0.57

Less distributions
Distributions from net investment income	(0.31)	(0.48)	(0.50)	(0.55)	(0.54)
Distributions from net realized gains	(0.22)	(0.02)	(0.10)	– –	– –

Total distributions	(0.53)	(0.50)	(0.60)	(0.55)	(0.54)

Net asset value at end of period	$9.57	$9.89	$9.81	$9.71	$9.13

Total return	2.26%	6.08%	7.50%	12.77%	6.57%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$84,013	$56,632	$35,198	$35,351	$25,242
Ratios of expenses to average net assets
Net expenses	0.89%	0.89%	0.94%	1.21%	1.74%
Net expenses (excluding interest expense)	0.89%	0.89%	0.90%	0.90%	0.90%
Total expenses	1.10%	1.11%	1.15%	1.41%	1.96%
Ratios of net investment income to average net assets
After advisory/administration fee waivers[2]	3.23%	4.44%[3]	5.36%[3]	5.70%[3]	6.11%[3]
Before advisory/administration fee waivers[2]	3.02%	4.22%[3]	5.15%[3]	5.49%[3]	5.89%[3]
Portfolio turnover rate	216%	220%	239%	250%	199%

[1]	Calculated using the average shares outstanding method.
[2]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.
[3]	Amounts reclassified and audited by Deloitte & Touche LLP as part of the audit for the fiscal year ended September 30, 2004. See Note B to the BlackRock Taxable Bond Portfolios Annual Report for the fiscal year ended September 30, 2004, for full explanations of such reclassifications.

BlackRock

Core Bond Total Return Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and de-bentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Investment Goal

The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark).

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

If a security falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of

IMPORTANT DEFINITIONS

Lehman Brothers U.S. Aggregate Index: An unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investments, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Service Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers U.S. Aggregate Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Service Shares were launched in January 1996 is based upon performance for Institutional Shares of the fund, which were first issued in December 1992. The actual return of Service Shares would have been lower than shown for the period before they were launched because Service Shares have higher expenses than Institutional Shares. Service Shares of the fund are expected to have expenses of .81% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Institutional Shares of the fund are expected to have expenses of .55% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Core Bond Total Return
Return Before Taxes	4.13%	5.80%	7.41%	7.32%	12/09/92
Return After Taxes on Distributions	3.00%	3.83%	5.13%	4.70%
Return After Taxes on Distributions and Sale of Shares	2.70%	3.80%	4.96%	4.64%
Lehman Brothers U.S. Aggregate (Reflects no deduction for fees, expenses or taxes)	4.34%	6.20%	7.71%	7.72%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees		.46%
Interest expense[1]		– –
Other expenses		.58%
Service fees	.25%
Other	.33%
Total annual fund operating expenses		1.04%
Fee waivers and expense reimbursements*		.19%
Net expenses*		.85%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service class expenses to .85% (excluding interest expense) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for the Service class of the fund are estimated to be .81% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund periodically engages in certain investment transactions which generate interest expense. For the year ended 9/30/04 the interest expense on the fund for such transactions was less than .01%.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$87	$312	$556	$1,254

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990.

Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Mr. Anderson and Mr. Amero have been members of the team managing the fund since 1992. Mr. Anderson has been a portfolio co-manager of the fund since 1997 and Mr. Amero since 1999.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04 and for the reclassifications noted in the table below) and PricewaterhouseCoopers LLP (for the other fiscal years shown except for the reclassifications noted in the table below). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Company’s audited financial statements, are included in the Company’s 2004 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request.

FINANCIAL HIGHLIGHTS

(For a Service Share Outstanding Throughout Each Period)

Core Bond Total Return Portfolio

	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.01	$9.99	$9.98	$9.36	$9.31

Income from investment operations
Net investment income[3]	0.36[1]	0.42	0.52[4]	0.54	0.57
Net gain (loss) on investments (both realized and unrealized)[3]	(0.04)	0.16	0.15[4]	0.62	0.05

Total from investment operations	0.32	0.58	0.67	1.16	0.62

Less distributions
Distributions from net investment income	(0.34)	(0.51)	(0.54)	(0.54)	(0.56)
Distributions from net realized gains	(0.25)	(0.05)	(0.12)	– –	(0.01)

Total distributions	(0.59)	(0.56)	(0.66)	(0.54)	(0.57)

Net asset value at end of period	$9.74	$10.01	$9.99	$9.98	$9.36

Total return	3.38%	5.98%	6.94%	12.71%	6.98%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$152,085	$139,499	$115,774	$112,748	$59,334
Ratios of expenses to average net assets
Net expenses	0.84%	0.85%	0.91%	0.91%	1.11%
Net expenses (excluding interest expense)	0.84%	0.85%	0.85%	0.85%	0.85%
Total expenses	1.05%	1.08%	1.13%	1.13%	1.35%
Ratios of net investment income to average net assets
After advisory/administration fee waiversz[3]	3.69%	4.09%[4]	5.07%[4]	5.56%[4]	6.16%[4]
Before advisory/administration fee waivers[3]	3.48%	3.86%[4]	4.85%[4]	5.34%[4]	5.92%[4]
Portfolio turnover rate	360%	659%[2]	359%	304%	248%

[1]	Calculated using the average shares outstanding method.
[2]	Includes dollar roll transactions, excluding these transactions portfolio turnover would have been 257%.
[3]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.
[4]	Amounts reclassified and audited by Deloitte & Touche LLP as part of the audit for the fiscal year ended September 30, 2004. See Note B to the BlackRock Taxable Bond Portfolios Annual Report for the fiscal year ended September 30, 2004, for full explanations of such reclassification.

BlackRock

GNMA Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

GNMA Securities: Securities issued and guaranteed by the Government National Mortgage Association (GNMA). These securities represent interests in pools of residential mortgage loans originated by private lenders and pass income from the initial debtors (homeowners) through intermediaries to investors.

Lehman Brothers GNMA MBS Index: An unmanaged index comprised of mortgage-backed pass through securities of the Government National Mortgage Association (GNMA).

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in securities issued by the Government National Mortgage Association (GNMA) as well as other U.S. Government securities in the five to ten year maturity range. The fund normally invests at least 80% of its assets in GNMA securities. GNMA securities are backed by the full faith and credit of the United States and are supported by the right of GNMA to borrow funds from the U.S. Treasury and to make payments under its guarantee.

Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the Lehman Brothers GNMA MBS Index (the benchmark).

If a security falls below the highest rating category, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team will normally attempt to structure the fund’s portfolio to have comparable duration to its benchmark.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and prepayment risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future.

In addition to GNMA securities, the fund also makes investments in other residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Service Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers GNMA MBS Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before the fund was launched is based upon performance for a predecessor common trust fund which transferred its assets and liabilities to the fund. The fund was launched in May 1998.

As of 12/31

ANNUAL TOTAL RETURNS*

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
GNMA
Return Before Taxes	3.48%	4.93%	7.13%	7.32%	05/31/90
Return After Taxes on Distributions	1.85%	2.93%	4.71%	4.82%
Return After Taxes on Distributions and Sale of Shares	2.24%	3.01%	4.61%	4.72%
Lehman Brothers GNMA MBS Index (Reflects no deduction for fees, expenses or taxes)	4.35%	5.27%	7.00%	7.54%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees		.55%
Interest expense		.06%
Other expenses		.62%
Service fees	.25%
Other	.37%
Total annual fund operating expenses		1.23%
Fee waivers and expense reimbursements*		.27%
Net expenses*		.96%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service class expenses to .90% (excluding interest expense) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for the Service class of the fund are estimated to be .86% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$98	$364	$650	$1,465

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew J. Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Managing Director of BFM since 2005.

Mr. Phillips is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities.

Mr. Pellicciaro is a member of the Investment Strategy Group and the lead mortgage sector specialist. Mr. Pellicciaro’s primary responsibility is managing client portfolios, with a sector emphasis on fixed-rate mortgage securities, including pass-throughs and CMOs. Mr. Pellicciaro started his career in the Financial Modeling Group at BlackRock in 1996, and joined the Fixed Income Portfolio Management Group in 1999.

Mr. Phillips has been a member of the team managing the fund since 1998 and Mr. Pellicciaro since 1999. Mr. Phillips has been a portfolio co-manager of the fund since 1999 and Mr. Pellicciaro since April 2004.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the period indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04 and for the reclassification noted in the table below) and PricewaterhouseCoopers LLP (for the other fiscal years shown except for the reclassification noted in the table below). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Company’s audited financial statements, are included in the Company’s 2004 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request.

FINANCIAL HIGHLIGHTS

(For a Service Share Outstanding Throughout Each Period)

GNMA Portfolio

	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.01	$10.23	$10.29	$9.72	$9.61

Income from investment operations
Net investment income[3]	0.44 [1]	0.50 [4]	0.56 [4]	0.60 [4]	0.59 [4]
Net gain (loss) on investments (both realized and unrealized)[3]	(0.08)	(0.14)[4]	0.19 [4]	0.57 [4]	0.15 [4]

Total from investment operations	0.36	0.36	0.75	1.17	0.74

Less distributions
Distributions from net investment income	(0.50)	(0.58)	(0.60)	(0.60)	(0.61)
Distributions from net realized gains	– –	– –	(0.21)	– –	(0.02)

Total distributions	(0.50)	(0.58)	(0.81)	(0.60)	(0.63)

Net asset value at end of period	$9.87	$10.01	$10.23	$10.29	$9.72

Total return	3.67%	3.58%	7.61%	12.38%	7.47%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$2,271	$1,554	$1,069	$224	$197
Ratios of expenses to average net assets
Net expenses	0.94%	0.93%	1.14%	1.59%	1.78%
Net expenses (excluding interest expense)	0.89%	0.90%	0.90%	0.90%	0.90%
Total expenses	1.25%	1.25%	1.44%	1.92%	2.15%
Ratios of net investment income to average net assets
After advisory/administration fee waivers[3]	4.45%	4.70%[4]	5.37%[4]	5.97%[4]	6.32%[4]
Before advisory/administration fee waivers[3]	4.13%	4.39%[4]	5.07%[4]	5.65%[4]	5.96%[4]
Portfolio turnover rate	228%	1,365%[2]	401%	773%	184%

[1]	Calculated using the average shares outstanding method.
[2]	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 268%.
[3]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.
[4]	Amounts reclassified and audited by Deloitte & Touche LLP as part of the audit for the fiscal year ended September 30, 2004. See Note B to the BlackRock Taxable Bond Portfolios Annual Report for the fiscal year ended September 30, 2004, for full explanations of such reclassifications.

BlackRock

Tax-Free Income Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Investment Goal:

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies:

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds from a diverse range of issuers. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which is exempt from Federal income tax, and securities which are subject to Federal income tax including the Federal Alternative Minimum Tax. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The fund intends to invest so that no more than 25% of its assets are represented by the municipal securities of issuers located in the same state.

The fund manager evaluates sectors of the municipal market and individual bonds within those sectors.

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not municipal securities (and therefore are subject to Federal income tax) and may hold an unlimited amount of uninvested cash reserves. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

IMPORTANT DEFINITIONS

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The fund manager may, when consistent with the fund’s investment goal buy or sell options or futures on a security or an index of securities, or tender option bonds, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. These practices may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund’s other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. These investments would make the fund more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value. The income from certain derivatives may be subject to federal income tax.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Service Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Tax-Free Income
Return Before Taxes	3.45%	4.48%	5.68%	6.22%	05/14/90
Return After Taxes on Distributions	3.45%	4.47%	5.67%	6.19%
Return After Taxes on Distributions and Sale of Shares	3.63%	4.46%	5.55%	6.05%
Lehman Brothers Municipal Bond (Reflects no deduction for fees, expenses or taxes)	4.48%	6.44%	7.21%	7.06%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
[1]	Inception date of the fund’s oldest class(es).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees		.50%
Other expenses		.60%
Service fees	.25%
Other	.35%
Total annual fund operating expenses		1.10%
Fee waivers and expense reimbursements*		.20%
Net expenses*		.90%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service class expenses to .90% (excluding interest expense) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for the Service class of the fund are estimated to be .86%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$92	$330	$587	$1,322

Fund Management

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, and James McGinley, Managing Director of BFM since 2004.

Mr. Klingert is the head of the municipal bond team. He is a member of BlackRock’s Management Committee, Investment Strategy Group and the Liquidity Credit Review Committee. He is also the Co-Chair of the Liquidity Operating Committee. His areas of expertise include general obligation bonds (GOs), revenue bonds and tax-exempt derivative securities. He is also primarily responsible for municipal investments in open end mutual funds, closed end mutual funds, institutional accounts and high net worth accounts. Mr. Klingert also serves as a Vice President for BlackRock’s family of closed-end tax-exempt mutual funds. He joined BlackRock in 1991.

Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed- and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, he was a Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities, responsible for trading a customer focused municipal cash position as well as a proprietary municipal account.

Mr. Klingert has been managing the fund since 1995, and Mr. McGinley has been a co-manager since January 2003.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04 and for the reclassifications noted in the table below) and PricewaterhouseCoopers LLP (for the other fiscal years shown except for the reclassifications noted in the table below). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Company’s audited financial statements, are included in the Company’s 2004 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request.

FINANCIAL HIGHLIGHTS

(For a Service Share Outstanding Throughout Each Period)

Tax-Free Income Portfolio

	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.21	$11.38	$11.38	$10.92	$10.96

Income from investment operations
Net investment income[2]	0.45[1]	0.49	0.55[3]	0.54	0.54
Net gain (loss) on investments (both realized and unrealized)[2]	(0.10)	(0.16)	(0.02)[3]	0.47	(0.07)

Total from investment operations	0.35	0.33	0.53	1.01	0.47

Less distributions
Distributions from net investment income	(0.46)	(0.50)	(0.53)	(0.55)	(0.51)

Total distributions	(0.46)	(0.50)	(0.53)	(0.55)	(0.51)

Net asset value at end of period	$11.10	$11.21	$11.38	$11.38	$10.92

Total return	3.16%	2.99%	4.77%	9.49%	4.49%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$2,702	$2,971	$3,103	$3,651	$5,347
Ratios of expenses to average net assets
Net expenses	0.86%	0.90%	0.90%	0.90%	0.90%
Total expenses	1.08%	1.13%	1.11%	1.11%	1.12%
Ratios of net investment income to average net assets
After advisory/administration fee waivers[2]	4.09%	4.46%	4.81%[3]	4.77%	5.02%
Before advisory/administration fee waivers[2]	3.87%	4.23%	4.60%[3]	4.55%	4.80%
Portfolio turnover rate	73%	76%	47%	38%	43%

[1]	Calculated using the average shares outstanding method.
[2]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.
[3]	Amounts reclassified and audited by Deloitte & Touche LLP as part of the audit for the fiscal year ended September 30, 2004. See Note B to the BlackRock Tax-Free Bond Portfolios Annual Report for the fiscal year ended September 30, 2004, for full explanations of such reclassifications.

About Your Investment

Buying Shares

Service Shares are offered without a sales charge to financial institutions (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by institutions or in the name of nominees of institutions on behalf of their customers. Service Shares are normally purchased through a customer’s account at an institution through procedures established by the institution. In these cases, confirmation of share purchases and redemptions will be sent to the institutions. A customer’s ownership of shares will be recorded by the institution and reflected in the account statements provided by the institutions to their customers. Investors wishing to purchase Service Shares should contact their institutions.

Purchase orders may be placed by calling (800) 441-7762.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10.

Purchase orders received by the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of each fund as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Each fund’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, each fund values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Company’s Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless because of a significant event subsequent to the market close such closing market price, in BlackRock’s judgment, does not represent the current market value of the security. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a significant subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Paying for Shares

Payment for Service Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the respective fund.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Service Shares is $5,000; however, institutions may set a higher minimum for their customers. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The Company may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of the fund at any time.

Distribution and Service Plan

The Company has adopted a plan (the Plan) that allows the Company to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Company does not make distribution payments under the Plan with respect to Service Shares.

Under the Plan, the Company pays shareholder servicing fees to brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank and its affiliates) (Service Organizations) whereby the Service Organizations provide support services to their customers who own Service Shares in return for these fees. The Company may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of Service Shares of a fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Service Shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Company under the Plan are paid out of Company assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Plan permits BlackRock, the Company’s distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the distributor and their affiliates may pay affiliated and unaffiliated Service Organizations compensation for the sale and distribution of shares of the funds or for other services to the funds and shareholders. These payments (Additional Payments) would be in addition to the fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI.

For more information on the Plan including a complete list of services provided thereunder, see the SAI.

Selling Shares

Customers of institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the institutions. These procedures will vary according to the type of account and the institution involved and customers should consult their account managers in this regard. Institutions are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis.

Institutions may place redemption orders by telephoning (800) 441-7762. Shares are redeemed at the NAV per share next determined after receipt of the redemption order minus any applicable redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” below. The Company, its administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Company and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming institution on the next business day, provided that the funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the funds’ custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Company, an earlier payment could adversely affect a fund. No charge for wiring redemption payments is imposed by the Company, although institutions may charge their customer accounts for redemption services.

Information relating to such redemption services and charges, if any, should be obtained by customers from their institutions.

Persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund may redeem for cash some or all of their shares of a fund at any time by sending a written redemption request in proper form to BlackRock Funds, c/o PFPC, Inc., P.O. Box 9819, Providence, RI 02940. They may also redeem shares by telephone if they have signed up for the expedited redemption privilege.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds, c/o PFPC, Inc., P.O. Box 9819, Providence, RI 02940.

The Company is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Company does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to BlackRock Funds, c/o PFPC, Inc., P.O. Box 9819, Providence, RI 02940.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio combination with The PNC® Fund may also purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

Market Timing & Redemption Fees

The Board of Trustees of the Company has determined that the interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the fund’s investment goal. Frequent trading may cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Company will seek to eliminate these opportunities by using fair value pricing, as described in “What Price Per Share Will You Pay?” above.

The Company discourages market timing and seeks to prevent frequent purchases and sales or exchanges of fund shares that it determines may be detrimental to a fund or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of fund shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of fund shares. It is not expected that shareholders would be harmed by such legitimate activities.

If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Company with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Company to be engaged in market timing or other improper trading activity, the Company’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Each of the equity funds will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 90-day period, or 30-day period, as the case may be, begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Company sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption/exchange fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Company, the redemption/exchange fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Company not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Company’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified retirement plan or account; and (iv) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. In addition, former State Street Research fund shareholders will not be charged a redemption/exchange fee in connection with a one-time redemption or exchange of Company shares received in a reorganization of a State Street Research fund with one of the Company’s funds. However, additional Company shares purchased by such shareholders after the reorganization and any Company shares acquired through an exchange after the reorganization will be subject to the fee. The Company reserves the right to modify or eliminate these waivers at any time.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions, described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below $5,000 as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed. If a customer has agreed with an institution to maintain a minimum balance in his or her account, and the balance in the account falls below the minimum, the customer may be obligated to redeem all or part of his or her shares in the fund to the extent necessary to maintain the minimum balance required.

Statements

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Management

BlackRock Funds’ adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-

owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the funds.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2004, the aggregate advisory fees paid by the funds to BlackRock as a percentage of average daily net assets were:

Intermediate Government Bond	0.35%
Intermediate Bond	0.29%
Core Bond Total Return	0.26%
GNMA	0.24%
Tax-Free Income	0.29%

The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Total Annual Advisory Fee (Before Waivers)

	Each Fund Except GNMA	GNMA
AVG DAILY NET ASSETS	INVESTMENT ADVISORY FEE	INVESTMENT ADVISORY FEE
First $1 billion	.500%	.550%
$1 billion— $2 billion	.450%	.500%
$2-billion— $3 billion	.425%	.475%
greater than $3 billion	.400%	.450%

Information about the portfolio manager for each of the funds is presented in the appropriate fund section.

As discussed above, BlackRock has agreed contractually to cap net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) of each share class of each fund at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

Black Rock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by a fund are paid within 10 days after the end of each month. The Company’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC Inc. in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in December, but paid in January are taxable as if they were paid in December.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains, will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

If more than half of the total asset value of a fund is invested in non-U.S. securities, the fund may elect to “pass through” to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes when computing your taxable income.

If you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact BlackRock Funds at (800) 441-7762.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are now available on the Company’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by visiting BlackRock’s website if they enroll in the Company’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)  Log on to http://www.blackrock.com/funds

2)  Click on the link for Electronic Delivery

3)  Continue to Account Access

For more information:

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the funds’ investments. The annual report describes the funds’ performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the funds’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 31, 2005, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com/funds

Written Correspondence

BlackRock Funds

c/o PFPC Inc.

PO Box 9819

Providence, RI 02940-8019

Overnight Mail

BlackRock Funds

c/o PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the BlackRock Funds’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission (SEC)

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-CPL-BOND 2/05